Virtus Seix High Income Fund,
a series of Virtus Asset Trust

Supplement dated November 8, 2023, to the Summary Prospectus and the Virtus Asset Trust Statutory Prospectus and Statement of Additional Information (“SAI”),

each dated April 28, 2023, as supplemented

THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED NOVEMBER 1, 2023 TO THE ABOVE-REFERENCED PROSPECTUSES AND SAI. THIS SUPPLEMENT INCORPORATES A CHANGE TO THE PREVIOUSLY ANNOUNCED MERGER DATE OF THE FUND IN THE EARLIER SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Asset Trust on November 1, 2023, pursuant to an Agreement and Plan of Reorganization, Virtus Seix High Income Fund (the “Acquired Fund”) will merge with and into Virtus Seix High Yield Fund (the “Acquiring Fund”), a separate series of Virtus Asset Trust, on or about February 23, 2024. The Acquired Fund and the Acquiring Fund have the same Board of Trustees, investment adviser, subadviser, and portfolio managers.

The Acquiring Fund’s investment objective and principal investment strategies are similar to those of the Acquired Fund; the Acquiring Fund’s investment advisory fee rates are contractually lower than those of the Acquired Fund; and the Acquiring Fund’s expenses are contractually limited by the investment adviser to levels lower than those of the Acquired Fund. The Principal Investment Strategies of the Acquired Fund and non-fundamental investment policy regarding the investment of at least 65% of its assets is substantially similar to the Principal Investment Strategies and non-fundamental investment policy regarding the investment of at least 80% of its assets of the Acquiring Fund. Therefore, the combined fund after the merger is expected to be managed substantially similarly to the way that the Acquired Fund was managed before the merger, with higher assets and the potential for lower fees and expenses.

Pursuant to the Agreement and Plan of Reorganization, the Acquired Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will distribute the shares of the Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund in the same class of shares they owned of the Acquired Fund immediately prior to the reorganization.

The merger is expected to be carried out pursuant to Rule 17a-8 under the Investment Company Act of 1940, as amended, which means that shareholder approval is not required for the merger to be carried out.

Investors should retain this supplement with the Prospectuses and

Statement of Additional Information for future reference.

VAT 8622/Seix High Income Merger REV (11/23)

Virtus Seix Ultra-Short Bond Fund,
a series of Virtus Asset Trust

Supplement dated November 8, 2023, to the Summary Prospectus and the Virtus Asset Trust Statutory Prospectus and Statement of Additional Information (“SAI”),

each dated April 28, 2023, as supplemented

THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED NOVEMBER 1, 2023 TO THE

ABOVE-REFERENCED PROSPECTUSES AND SAI. THIS SUPPLEMENT INCORPORATES A CHANGE TO THE PREVIOUSLY ANNOUNCED MERGER DATE OF THE FUND IN THE EARLIER SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Asset Trust on November 1, 2023, pursuant to an Agreement and Plan of Reorganization, Virtus Seix Ultra-Short Bond Fund (the “Acquired Fund”) will merge with and into Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (the “Acquiring Fund”) a separate series of Virtus Asset Trust, on or about February 23, 2024. The Acquired Fund and the Acquiring Fund have the same Board of Trustees, investment adviser and subadviser, and the portfolio managers of the Acquiring Fund are on the portfolio management team of the Acquired Fund.

The Acquiring Fund’s investment objective is identical to the investment objective of the Acquired Fund; the Acquiring Fund’s principal investment strategies are similar to those of the Acquired Fund; the Acquiring Fund’s investment advisory fee rates are contractually lower than those of the Acquired Fund; and the Acquiring Fund’s net expenses after fee waiver and/or expense reimbursement will be the same as those of the Acquired Fund. The assets that would qualify for the Acquiring Fund's non-fundamental policy to invest at least 80% of its net assets in short duration U.S. government securities would also qualify for the Acquired Fund's non-fundamental policy to invest at least 80% of its net assets in short duration fixed income securities. Therefore, the combined fund after the merger is expected to be managed similarly to the way that the Acquired Fund was managed before the merger, with higher assets and the potential for lower fees and expenses.

Pursuant to the Agreement and Plan of Reorganization, the Acquired Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will distribute the shares of the Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund in the same class of shares they owned of the Acquired Fund immediately prior to the reorganization.

The merger is expected to be carried out pursuant to Rule 17a-8 under the Investment Company Act of 1940, as amended, which means that shareholder approval is not required for the merger to be carried out.

Investors should retain this supplement with the Prospectuses and

Statement of Additional Information for future reference.

VAT 8622/Seix Ultra-Short Merger REV (11/23)